SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 18, 2023	Mar. 17, 2021
Unsecured Promissory Note [Member] | Sponsor [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt principal amount		$ 300,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of deposits into trust account	$ 660,000
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Conversion price	$ 10.00
Unit description	each consisting of one ordinary share and one right to receive two-tenths (2/10) of one ordinary share upon the consummation of a business combination
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Note converted to private units, value	$ 1,500,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt principal amount	$ 660,000